Risk Management - Portfolio Concentration Credit Risk Geographic Region (Details) - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Cash and due from banks
Credit risk
Financial assets	$ 1,057,393	$ 1,408,167
Financial assets held-for-trading
Credit risk
Financial assets	1,538,578	1,379,958
Cash collateral on securities borrowed and reverse repurchase agreements
Credit risk
Financial assets	91,641	55,703
Loans and advances to banks
Credit risk
Financial assets	760,285	1,173,446
Central Bank of Chile
Credit risk
Financial assets	350,916	700,341
Domestic banks
Credit risk
Financial assets	120,017	208,403
Foreign banks
Credit risk
Financial assets	289,352	264,702
Loans to customers
Credit risk
Financial assets	25,451,513	25,398,424
Commercial loans
Credit risk
Financial assets	13,960,818	14,499,035
Residential mortgage loans
Credit risk
Financial assets	7,477,236	6,924,766
Consumer loans
Credit risk
Financial assets	4,013,459	3,974,623
Financial assets available-for-sale
Credit risk
Financial assets	1,526,315	374,470
Instruments issued by the Chilean Government and Central Bank | Financial assets held-for-trading
Credit risk
Financial assets	1,317,164	482,346
Instruments issued by the Chilean Government and Central Bank | Financial assets available-for-sale
Credit risk
Financial assets	356,368	59,200
Other instruments issued in Chile | Financial assets held-for-trading
Credit risk
Financial assets	221,092	897,227
Other instruments issued in Chile | Financial assets available-for-sale
Credit risk
Financial assets	1,168,913	314,043
Instruments issued by foreign institutions | Financial assets held-for-trading
Credit risk
Financial assets	322	385
Instruments issued by foreign institutions | Financial assets available-for-sale
Credit risk
Financial assets	1,034	1,227
Derivative contracts for trading purposes
Credit risk
Financial assets	1,220,092	875,949
Derivative contracts for trading purposes | Forwards
Credit risk
Financial assets	506,614	163,716
Derivative contracts for trading purposes | Swaps
Credit risk
Financial assets	710,123	709,091
Derivative contracts for trading purposes | Call Options
Credit risk
Financial assets	514	1,558
Derivative contracts for trading purposes | Put Options
Credit risk
Financial assets	2,841	1,584
Hedge derivative contracts
Credit risk
Financial assets	27,849	63,700
Hedge derivative contracts | Swaps
Credit risk
Financial assets	27,849	63,700
Domestic banks | Cash and due from banks
Credit risk
Financial assets	695,213	792,398
Domestic banks | Financial assets held-for-trading
Credit risk
Financial assets	1,538,256	1,379,573
Domestic banks | Cash collateral on securities borrowed and reverse repurchase agreements
Credit risk
Financial assets	91,641	55,703
Domestic banks | Loans and advances to banks
Credit risk
Financial assets	470,933	908,744
Domestic banks | Central Bank of Chile
Credit risk
Financial assets	350,916	700,341
Domestic banks | Domestic banks
Credit risk
Financial assets	120,017	208,403
Domestic banks | Loans to customers
Credit risk
Financial assets	25,393,211	25,288,046
Domestic banks | Commercial loans
Credit risk
Financial assets	13,902,516	14,388,657
Domestic banks | Residential mortgage loans
Credit risk
Financial assets	7,477,236	6,924,766
Domestic banks | Consumer loans
Credit risk
Financial assets	4,013,459	3,974,623
Domestic banks | Financial assets available-for-sale
Credit risk
Financial assets	1,525,281	373,243
Domestic banks | Instruments issued by the Chilean Government and Central Bank | Financial assets held-for-trading
Credit risk
Financial assets	1,317,164	482,346
Domestic banks | Instruments issued by the Chilean Government and Central Bank | Financial assets available-for-sale
Credit risk
Financial assets	356,368	59,200
Domestic banks | Other instruments issued in Chile | Financial assets held-for-trading
Credit risk
Financial assets	221,092	897,227
Domestic banks | Other instruments issued in Chile | Financial assets available-for-sale
Credit risk
Financial assets	1,168,913	314,043
Domestic banks | Derivative contracts for trading purposes
Credit risk
Financial assets	867,977	594,047
Domestic banks | Derivative contracts for trading purposes | Forwards
Credit risk
Financial assets	392,130	128,404
Domestic banks | Derivative contracts for trading purposes | Swaps
Credit risk
Financial assets	472,492	462,501
Domestic banks | Derivative contracts for trading purposes | Call Options
Credit risk
Financial assets	514	1,558
Domestic banks | Derivative contracts for trading purposes | Put Options
Credit risk
Financial assets	2,841	1,584
Domestic banks | Hedge derivative contracts
Credit risk
Financial assets		1
Domestic banks | Hedge derivative contracts | Swaps
Credit risk
Financial assets		1
United States | Cash and due from banks
Credit risk
Financial assets	271,564	533,765
United States | Financial assets held-for-trading
Credit risk
Financial assets	322	385
United States | Instruments issued by foreign institutions | Financial assets held-for-trading
Credit risk
Financial assets	322	385
United States | Derivative contracts for trading purposes
Credit risk
Financial assets	102,776	117,585
United States | Derivative contracts for trading purposes | Forwards
Credit risk
Financial assets	23,162	12,177
United States | Derivative contracts for trading purposes | Swaps
Credit risk
Financial assets	79,614	105,408
United States | Hedge derivative contracts
Credit risk
Financial assets	8,632	16,836
United States | Hedge derivative contracts | Swaps
Credit risk
Financial assets	8,632	16,836
Brazil | Cash and due from banks
Credit risk
Financial assets		11
Brazil | Loans and advances to banks
Credit risk
Financial assets	158,524	122,913
Brazil | Foreign banks
Credit risk
Financial assets	158,524	122,913
Brazil | Loans to customers
Credit risk
Financial assets		14,075
Brazil | Commercial loans
Credit risk
Financial assets		14,075
Other | Cash and due from banks
Credit risk
Financial assets	90,616	81,993
Other | Loans and advances to banks
Credit risk
Financial assets	130,828	141,789
Other | Foreign banks
Credit risk
Financial assets	130,828	141,789
Other | Loans to customers
Credit risk
Financial assets	58,302	96,303
Other | Commercial loans
Credit risk
Financial assets	58,302	96,303
Other | Financial assets available-for-sale
Credit risk
Financial assets	1,034	1,227
Other | Instruments issued by foreign institutions | Financial assets available-for-sale
Credit risk
Financial assets	1,034	1,227
Other | Derivative contracts for trading purposes
Credit risk
Financial assets	249,339	164,317
Other | Derivative contracts for trading purposes | Forwards
Credit risk
Financial assets	91,322	23,135
Other | Derivative contracts for trading purposes | Swaps
Credit risk
Financial assets	158,017	141,182
Other | Hedge derivative contracts
Credit risk
Financial assets	19,217	46,863
Other | Hedge derivative contracts | Swaps
Credit risk
Financial assets	$ 19,217	$ 46,863